Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Income Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Operating revenues	¥ 202,340,230	$ 31,736,159	¥ 336,709,317	¥ 319,181,424
Gross profit	30,883,606	4,843,955	122,273,631	173,013,581
Income (loss) from operations	(25,262,236)	(3,962,269)	55,174,632	122,754,439
Net income (loss)	¥ (159,401,372)	$ (25,001,392)	¥ 46,233,277	¥ 110,135,996